Document and Entity Information	Jan. 29, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001382230
Document Type	8-K
Document Period End Date	Jan. 29, 2025
Entity Registrant Name	ESSA Bancorp, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-33384
Entity Tax Identification Number	20-8023072
Entity Address, Address Line One	200 Palmer Street
Entity Address, City or Town	Stroudsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18360
City Area Code	(570)
Local Phone Number	421-0531
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	ESSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false